Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expenses

EUR'000	2025	2024	2023
Income tax expense
Tax expense attributable to profit is made up of:
Current tax	(6,396)	(1,271)	—
Movement on deferred tax	(1,284)	(1,137)	—
Total Income tax expense	(7,680)	(2,408)	—

Schedule of reconciliation of income tax rate

EUR'000	2025	2024	2023
Effective tax rate
Profit before income tax	287,864	67,477	11,498
Tax at Corporate Tax rate (22%)	63,330	14,845	2,530
Effects of:
Income not taxable/impact of tonnage tax regime	(73,214)	(9,606)	(2,530)
Amounts not recognised	9,055	(6,022)	—
Deferred tax on consolidation adjustments	577	721	—
Adjustment to prior periods - deferred tax	707	416	—
Adjustment to prior periods - current tax	1,855	74	—
Impact of overseas taxes	5,370	1,980	—
Income tax expense, reported	7,680	2,408	—
Effective tax rate (%)	2.7%	3.6%	—%